Related Party Transactions - Disclosure of compensation for directors, officers and key management personnel (Details) - USD ($)	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related Party Transactions Abstract
Salaries and Benefits	$ 138,730	$ 113,235
Consulting fees	141,250	85,000
Non-cash Options Vested	291,914	451,692
Total	$ 571,894	$ 649,927